Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income [Abstract]
Schedule of other operating income

	Year Ended December 31,
(in thousands of $)	2025	20241)	20231)
Research and development incentives	$62,503	$46,106	$27,815
Payroll tax rebates	19,061	11,855	11,925
Collaboration revenue	2,166	4,348	35,533
Change in fair value on non-current financial assets	11,581	3,834	—
Other operating income	1,423	13	2,538
Total other operating income	$96,734	$66,156	$77,811
1)Comparative figures have been aligned with the presentation adopted in the current year.